Financial results, net	12 Months Ended
Jun. 30, 2022
27. Financial results, net

27. Financial results, net

	June 30, 2022	June 30, 2021	June 30, 2020
Finance income:
- Interest income	463	591	491
- Dividend income	-	1	34
Total finance income	463	592	525
Finance costs:
- Interest expenses	(8,291)	(11,437)	(14,524)
- Other finance costs	(902)	(1,299)	(923)
Subtotal finance costs	(9,193)	(12,736)	(15,447)
Capitalized finance costs	-	768	277
Total finance costs	(9,193)	(11,968)	(15,170)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	1,454	8,720	828
- Exchange rate differences, net	14,406	11,512	(15,386)
- Gain / (loss) from repurchase of NCN	1,460	(156)	228
- Gain / (loss) from derivative financial instruments, net	33	(740)	(901)
- Other financial results	439	(121)	-
Total other financial results	17,792	19,215	(15,231)
- Inflation adjustment	2,789	(2,370)	(26)
Total financial results, net	11,851	5,469	(29,902)